ACCRUED EXPENSES AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
ACCRUED EXPENSES AND OTHER PAYABLES
Employees and payroll accruals		$ 1,807	$ 1,327
Accrued expenses		725	370
Deferred revenues		1,989	876
Advances from customers		70
Contingent consideration (see Note 5)		688
Other		271	71
Total	$ 7,131	$ 5,550	$ 2,644